Selected Quarterly Data (Unaudited) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Per share
Revenues	$ 7,463	$ 6,844	$ 6,600	$ 6,319	$ 6,621	$ 6,025	$ 5,848	$ 5,608	$ 27,226	$ 24,102	$ 21,565
Operating profit	1,214	1,030	1,230	1,155	1,062	868	1,010	956	4,629	3,896	2,673
Net income attributable to DIRECTV	718	516	701	674	618	479	543	558	2,609	2,198	942
Class A common stock
Per share
Net income attributable to DIRECTV									2,609	2,014	942
Basic earnings attributable to DIRECTV Class A stockholders per common share (in dollars per share)	$ 1.02	$ 0.70	$ 0.92	$ 0.85	$ 0.75	$ 0.56	$ 0.42	$ 0.60	$ 3.49	$ 2.31	$ 0.96
Diluted earnings attributable to DIRECTV Class A stockholders per common share (in dollars per share)	$ 1.02	$ 0.70	$ 0.91	$ 0.85	$ 0.74	$ 0.55	$ 0.42	$ 0.59	$ 3.47	$ 2.30	$ 0.95
Fair value of additional Class A common stock issued as conversion inducement										160
Class B common stock
Per share
Net income attributable to DIRECTV										184
Basic and diluted earnings attributable to DIRECTV Class B stockholders per common share, including $160 million exchange inducement value for the Malone Transaction (in dollars per share)							$ 7.84	$ 0.60		$ 8.44	$ (0.02)
Fair value of additional Class A common stock issued as conversion inducement										$ 160